General	6 Months Ended
Jun. 30, 2021
General [Abstract]
GENERAL

NOTE 1 - GENERAL:

a.

Safe-T Group Ltd. (the “Company”) is engaged: (i) through its subsidiaries Safe-T Data A.R Ltd. (“Safe-T”) and Safe-T USA Inc. (“Safe-T Inc.”) in the development, marketing and sales of cybersecurity solutions to enterprises; and (ii) through its subsidiaries NetNut Ltd. (“NetNut”) and Chi Cooked LLC (“Chi Cooked”) in providing enterprise privacy solutions to business customers.

On July 4, 2021, the Company completed the acquisition of CyberKick Ltd. (“CyberKick”). For further information, see Note 11(a).

b.	The Company’s ordinary shares are listed on the Tel Aviv Stock Exchange (“TASE”) and as of August 17, 2018, the Company’s American Depositary Shares (“ADSs”) are listed on the Nasdaq Capital Market.

c.

The Company has suffered recurring losses from operations, and has an accumulated deficit as of June 30, 2021, as well as negative operating cash flows in recent years. The Company expects to continue incurring losses and negative cash flows from operations until its products reach commercial profitability. The Company monitors its cash flow projections on a current basis and takes active measures to obtain the funding it requires to continue its operations. These cash flow projections are subject to various risks and uncertainties concerning their fulfilment. These factors and the risks inherent in the Company’s operations raise a substantial doubt as to the Company’s ability to continue as a going concern. These consolidated financial statements have been prepared assuming that the Company will continue as a going concern and do not include any adjustments that might result from the outcome of this uncertainty.

Management’s plans include the continued commercialization of the Company’s products and raising capital through the sale of additional equity securities, debt or capital inflows from strategic partnerships. There are no assurances however, that the Company will be successful in obtaining the level of financing needed for its operations. If the Company is unsuccessful in commercializing its products and raising capital, it may need to reduce activities, curtail or cease operations.

d.	On September 19, 2021, the Company’s shareholders approved a reverse split of the ordinary share capital of the Company by a ratio of 40:1, to be effective at a date to be determined by the Company. The reverse split became effective on October 15, 2021. This operation is not affecting the Company’s ADSs, hence following effectiveness the new ratio between the ordinary shares and the ADSs is set at 1:1 instead of the previous 40:1 ratio. All descriptions of the Company’s share capital in these condensed consolidated financial statements, including share amounts and per share amounts, are presented after giving effect to the reverse split.